General Description of the Plan (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period	90 days
Automatic yearly increase percentage	0.01
Maximum annual contribution to eligible compensation, percentage	0.06
Supplemental compensation contributed maximum percentage	0.44
Maximum percentage of account invested in fund	0.20
Minimum loan amount	$ 1,000
Loan amount, maximum percentage of account balance	50.00%
Maximum loan amount	$ 50,000
Interest rate	0.01
Maximum borrowing term, general loan	4 years 6 months
Maximum borrowing term, residential purchase loan	20 years
Cumulative amount to be distributed	$ 1,896,391,951	$ 1,789,445,768
Forfeiture account balance	0	$ 31,215
Reduction in company matching contributions	31,256
Involuntary cash-out limit	$ 7,000
EBP, Employer Matching Contribution, Bargaining Employees
EBP, Description of Plan [Line Items]
Employer matching percentage	100.00%
Employer matching percentage per dollar	$ 1.00
Matched percentage	6.00%
EBP, Employer Matching Contribution, Non-Bargaining Employees
EBP, Description of Plan [Line Items]
Employer matching percentage	70.00%
Employer matching percentage per dollar	$ 0.70
Matched percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic enrollment percentage	6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic enrollment percentage	10.00%